Defined benefit plan (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 05, 2011
Defined Benefit Plan
Total fair value of the assets	$ 10,482	$ 10,525
Canadian equity investment
Defined Benefit Plan
Total fair value of the assets	3,166
U.S. equity investment
Defined Benefit Plan
Total fair value of the assets	1,429
International equity investment
Defined Benefit Plan
Total fair value of the assets	1,383
Corporate bond investment - fixed income
Defined Benefit Plan
Total fair value of the assets	4,200
Common/Collective trust
Defined Benefit Plan
Total fair value of the assets	304
Level 2
Defined Benefit Plan
Total fair value of the assets	10,482
Level 2 | Canadian equity investment
Defined Benefit Plan
Total fair value of the assets	3,166
Level 2 | U.S. equity investment
Defined Benefit Plan
Total fair value of the assets	1,429
Level 2 | International equity investment
Defined Benefit Plan
Total fair value of the assets	1,383
Level 2 | Corporate bond investment - fixed income
Defined Benefit Plan
Total fair value of the assets	4,200
Level 2 | Common/Collective trust
Defined Benefit Plan
Total fair value of the assets	$ 304